Income Tax Expense - Schedule of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Income Tax Expense [Abstract]
Current year